Other Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank advances
Other borrowed funds	$ 1,195,225,000	$ 733,375,000
Federal home loan bank advances maturing November 2027
Federal Home Loan Bank advances
Other borrowed funds	100,000,000
Federal home loan Bank advances maturing December 20207
Federal Home Loan Bank advances
Other borrowed funds	150,000,000
Federal Home Loan Bank advances - short-term
Federal Home Loan Bank advances
Other borrowed funds	$ 945,225,000	$ 583,375,000
Rate on balance outstanding at year end (as a percent)	1.44%	0.66%
Average daily balance	$ 839,858,000	$ 483,379,000
Average rate (as a percent)	1.23%	0.47%
Maximum amount outstanding at any month end	$ 1,043,250,000	$ 600,875,000
Federal Home Loan Bank advances - long-term
Federal Home Loan Bank advances
Other borrowed funds	$ 250,000,000	$ 150,000,000
Rate on balance outstanding at year end (as a percent)	1.26%	0.58%
Average daily balance	$ 51,644,000	$ 150,000,000
Average rate (as a percent)	1.26%	0.58%
Maximum amount outstanding at any month end	$ 250,000,000	$ 150,000,000